UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment  (  ); Amendment Number:
This Amendment  (Check only one.):	(  ) is a restatement.
						(  ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Employers Life Insurance Company
Address:	One Nationwide Plaza
		Columbus, OH  43215

13F File Number:	28-5914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Robert J. Woodward, Jr.
Title:	Executive Vice President and Chief Investment Officer
Phone:	(614)249-7696
Signature, Place, and Date of Signing:

	Robert J. Woodward, Jr.		Columbus, Ohio	August 3, 1999


Report Type (Check only one.):

( X)		13F HOLDINGS REPORT.

(  )		13F NOTICE.

(  )		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934




                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	$326,061


List of Other Included Managers:

No.	13F File Number	Name

01
02
03
04

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FORM 13F INFORMATION TABLE
6/30/1999
                                                            VALUE    SHARES/  SH/  PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP  (X$1000)   PRIN AMT  PRN  CALL DSCRETN  MANAGERS       SOLE  SHARED  NONE

ALLERGAN INC                    COM            018490102     9,990    90,000  SH        SHARED   04                         90,000
ALLTEL CORP                     COM            020039103     2,011    28,120  SH        SHARED   04                          28,120
AMERICAN HOME PRODS CORP        COM            026609107     3,075    53,600  SH        SHARED   04                         53,600
AMERICAN INTL GROUP INC         COM            026874107     5,290    45,117  SH        SHARED   04                           45,11
ANHEUSER BUSCH COS INC          COM            035229103     2,901    40,900  SH        SHARED   04                         40,900
ASSOCIATES FIRST CAP CORP       CL A           046008108     6,840   155,004  SH        SHARED   04                       155,004
BANK NEW YORK INC               COM            064057102     3,038    82,800  SH        SHARED   04                         82,800
BANK ONE CORP                   COM            60423A103     6,413   107,669  SH        SHARED   04                       107,669
BLACK & DECKER CORP             COM            091797100    17,707   280,500  SH        SHARED   04                      280,500
BRUNSWICK CORP                  COM            117043109     2,140    76,800  SH        SHARED   04                         76,800
CHARTER ONE FINL INC            COM            160903100     1,545    55,566  SH        SHARED   04                         55,566
DISNEY WALT CO DEL              COM            254687106     3,268   106,059  SH        SHARED   04                       106,059
DUN & BRADSTREET CORP           COM            264830100     2,856    80,600  SH        SHARED   04                         80,600
EMERSON RADIO CORP              COM            291087203        46    82,366  SH        SHARED   04                         82,366
FEDERAL NATL MTG ASSN           COM            313586109     9,248   135,500  SH        SHARED   04                       135,500
FORD MTR CO DEL                 COM            345370100     6,784   120,200  SH        SHARED   04                       120,200
GANNETT INC                     COM            364730101     2,512    35,200  SH        SHARED   04                         35,200
GARTNER GROUP INC NEW           COM            366651107     1,622    79,100  SH        SHARED   04                          79,100
GEORGIA GULF CORP               COM PAR $0.01  373200203     1,050    62,200  SH        SHARED   04                         62,200
HCR MANOR CARE INC              COM            404134108     4,441   183,600  SH        SHARED   04                       183,600
HORACE MANN EDUCATORS CORP NEW  COM            440327104     4,568   168,000  SH        SHARED   04                       168,000
IMS  HEALTH INC                 COM            449934108     4,813   154,000  SH        SHARED   04                       154,000
INTERNATIONAL BUSINESS MACHS    COM            459200101    16,079   124,400  SH        SHARED   04                       124,400
MBIA INC                        COM            55262C100       699    10,800  SH        SHARED   04                          10,800
MBNA CORP                       COM            55262L100       766    25,000  SH        SHARED   04                         25,000
MARTIN MARIETTA MATLS INC       COM            573284106     4,814    81,600  SH        SHARED   04                          81,600
MASCO CORP                      COM            574599106     4,074   141,100  SH        SHARED   04                         141,100
MAYTAG CORP                     COM            578592107     4,182    59,900  SH        SHARED   04                         59,900
MCDONALDS CORP                  COM            580135101     8,340   202,800  SH        SHARED   04                      202,800
MELLON BK CORP                  COM            585509102    17,322   476,200  SH        SHARED   04                      476,200
MILLIPORE CORP                  COM            601073109     3,643    89,800  SH        SHARED   04                         89,800
NEW YORK TIMES CO               CL A           650111107     6,553   178,000  SH        SHARED   04                       178,000
OM GROUP INC                    COM            670872100     2,334    67,650  SH        SHARED   04                         67,650
PACIFIC CENTY FINL CORP         COM            694058108     1,305    60,500  SH        SHARED   04                         60,500
PALL CORP                       COM            696429307     1,492    67,256  SH        SHARED   04                         67,256
PEPSICO INC                     COM            713448108     8,148   210,600  SH        SHARED   04                       210,600
PHARMACIA & UPJOHN INC          COM            716941109     4,244    74,700  SH        SHARED   04                         74,700
PFIZER INC                      COM            717081103     4,491    41,200  SH        SHARED   04                          41,200
PHILIP MORRIS COS INC           COM            718154107     4,867   121,100  SH        SHARED   04                         121,100
PROCTOR & GAMBLE CO             COM            742718109     3,534    39,600  SH        SHARED   04                         39,600
PROVIDENT COS INC               COM            743862104     2,840    71,000  SH        SHARED   04                          71,000
QUAKER OATS CO                  COM            747402105     6,173    93,000  SH        SHARED   04                         93,000
QUEST DIAGNOSTICS INC           COM            74834L100     3,435   125,487  SH        SHARED   04                       125,487
RALSTON PURINA CO               COM RAL-PUR GP 751277302     9,058   297,600  SH        SHARED   04                      297,600
ROHM & HAAS CO                  COM            775371107     2,231    52,033  SH        SHARED   04                         52,033
ST JUDE MED INC                 COM            790849103     2,590    72,700  SH        SHARED   04                         72,700
SCHERING PLOUGH CORP            COM            806605101    28,277   538,600  SH        SHARED   04                      538,600
SCRIPPS E W CO OHIO             CL A           811054204     1,165    24,500  SH        SHARED   04                         24,500
TEXACO INC                      COM            881694103     6,337   101,600  SH        SHARED   04                        101,600
TIFFANY & CO NEW                COM            886547108     1,853            SH        SHARED   04                          19,200
TRINITY INDS INC                COM            896522109     1,655    49,400  SH        SHARED   04                         49,400
VULCAN MATLS CO                 COM            929160109     7,802   161,700  SH        SHARED   04                        161,700
WAL MART STORES INC             COM            931142103     5,915   122,600  SH        SHARED   04                       122,600
WARNER LAMBERT CO               COM            934488107    25,507   369,000  SH        SHARED   04                      369,000
WASHINGTON POST CO              CL B           939640108     3,710     6,900  SH        SHARED   04                           6,900
WELLS FARGO & CO                COM            949740104    18,468   432,000  SH        SHARED   04                      432,000

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